Changes in Accounting Policies and Disclosures	12 Months Ended
Dec. 31, 2022
Disclosure of voluntary change in accounting policy [abstract]
Changes in Accounting Policies and Disclosures	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES There were no new IFRS standards, amendments or interpretations that became effective in 2022 that had a material impact on the Company's consolidated financial statements.